Capital Ratios - Various Measures of Capital for Park and Each of PNB and VB (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	6.00%
Leverage Ratio (to average total assets)
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Ratio	5.00%
Park National Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount	$ 502,680	$ 498,367
Total Risk-Based Capital (to risk-weighted assets), Ratio	11.17%	11.46%
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	359,971	347,972
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%	8.00%
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	449,964	434,965
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	10.00%	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount	417,690	413,870
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio	9.28%	9.52%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	179,986	173,986
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	269,978	260,979
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	6.00%	6.00%
Leverage Ratio (to average total assets)
Leverage Ratio (to risk-weighted assets), Actual Amount	417,690	413,870
Leverage Ratio (to risk-weighted assets), Ratio	6.43%	6.58%
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount	259,769	251,691
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Amount	324,711	314,614
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Ratio	5.00%	5.00%
Vision Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount		115,637	[1]
Total Risk-Based Capital (to risk-weighted assets), Ratio		24.72%	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount		37,427	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio		8.00%	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount		46,784	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio		10.00%	[1]
Tier 1 Risk-Based Capital (to risk-weighted assets)
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount		109,566
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio		23.42%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount		18,714
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio		4.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount		28,071
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio		6.00%
Leverage Ratio (to average total assets)
Leverage Ratio (to risk-weighted assets), Actual Amount		109,566	[1]
Leverage Ratio (to risk-weighted assets), Ratio		15.89%	[1]
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount		27,588	[1]
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio		4.00%	[1]
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Amount		34,485	[1]
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Ratio		5.00%	[1]
Agreed total risk-based capital ratio	16.00%
Agreed leverage Ratio	12.00%
Park
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount	732,413	812,286
Total Risk-Based Capital (to risk-weighted assets), Ratio	15.77%	16.65%
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	371,477	390,270
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%	8.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount	609,411	690,419
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio	13.12%	14.15%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	185,739	195,135
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%
Leverage Ratio (to average total assets)
Leverage Ratio (to risk-weighted assets), Actual Amount	609,411	690,419
Leverage Ratio (to risk-weighted assets), Ratio	9.17%	9.81%
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount	$ 265,719	$ 281,506
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%

[1]	Park management had agreed to maintain Vision Bank’s total risk-based capital at 16.00% and the leverage ratio at 12.00%.